Segmented information (Tables)	9 Months Ended
Jul. 31, 2021
Text block [abstract]
Detailed Report of Segments and Geographic Areas

$ millions,for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2021	Net interest income (1)	$1,504	$336	$356	$669	$28	$2,893
Jul. 31	Non-interest income (2)	552	871	183	471	86	2,163
	Total revenue (1)	2,056	1,207	539	1,140	114	5,056
	Provision for (reversal of) credit losses	67	(49)	(57)	(60)	–	(99)
	Amortization and impairment (3)	53	7	27	3	154	244
	Other non-interest expenses	1,065	610	247	526	226	2,674
	Income (loss) before income taxes	871	639	322	671	(266)	2,237
	Income taxes (1)	229	169	56	180	(127)	507
	Net income (loss)	$642	$470	$266	$491	$(139)	$1,730
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$5	$5
	Equity shareholders	642	470	266	491	(144)	1,725
	Average assets (4)	$276,572	$71,863	$45,772	$256,512	$156,049	$806,768
2021	Net interest income (1)	$1,425	$305	$351	$662	$4	$2,747
Apr. 30	Non-interest income (2)	516	830	181	532	126	2,185
	Total revenue (1)	1,941	1,135	532	1,194	130	4,932
	Provision for (reversal of) credit losses	65	(18)	(12)	(11)	8	32
	Amortization and impairment (3)	53	7	27	3	159	249
	Other non-interest expenses	1,005	601	244	535	122	2,507
	Income (loss) before income taxes	818	545	273	667	(159)	2,144
	Income taxes (1)	215	146	57	172	(97)	493
	Net income (loss)	$603	$399	$216	$495	$(62)	$1,651
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$4	$4
	Equity shareholders	603	399	216	495	(66)	1,647
	Average assets (4)	$266,763	$67,969	$46,364	$250,627	$163,650	$795,373
2020	Net interest income (1)	$1,426	$318	$354	$636	$(5)	$2,729
Jul. 31 (5)	Non-interest income (2)	484	695	158	510	132	1,979
	Total revenue (1)	1,910	1,013	512	1,146	127	4,708
	Provision for credit losses	217	57	160	64	27	525
	Amortization and impairment (3)	57	8	31	3	150	249
	Other non-interest expenses	1,015	511	239	484	204	2,453
	Income (loss) before income taxes	621	437	82	595	(254)	1,481
	Income taxes (1)	164	117	22	152	(146)	309
	Net income (loss)	$457	$320	$60	$443	$(108)	$1,172
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$2	$2
	Equity shareholders	457	320	60	443	(110)	1,170
	Average assets (4)	$252,249	$66,176	$50,321	$233,252	$155,591	$757,589
(1)
Capital Markets net interest income and income taxes includes a taxable equivalent basis (TEB) adjustment of $51 million for the three months ended July 31, 2021 (April 30, 2021: $51 million; July 31, 2020: $51 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)
Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets. The three months ended July 31, 2020 includes goodwill impairment.

(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.

$ millions,for the nine months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2021	Net interest income (1)	$4,412	$939	$1,081	$2,013	$34	$8,479
Jul. 31	Non-interest income (2)	1,610	2,491	551	1,495	325	6,472
	Total revenue (1)	6,022	3,430	1,632	3,508	359	14,951
	Provision for (reversal of) credit losses	186	(34)	(24)	(66)	18	80
	Amortization and impairment (3)	159	21	82	8	460	730
	Other non-interest expenses	3,103	1,776	743	1,581	467	7,670
	Income (loss) before income taxes	2,574	1,667	831	1,985	(586)	6,471
	Income taxes (1)	677	444	161	506	(323)	1,465
	Net income (loss)	$1,897	$1,223	$670	$1,479	$(263)	$5,006
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$13	$13
	Equity shareholders	1,897	1,223	670	1,479	(276)	4,993
	Average assets (4)	$268,309	$68,541	$46,548	$252,540	$164,817	$800,755
2020	Net interest income (1)	$4,363	$954	$1,066	$1,702	$167	$8,252
Jul. 31 (5)	Non-interest income (2)	1,562	2,139	458	1,417	313	5,889
	Total revenue (1)	5,925	3,093	1,524	3,119	480	14,141
	Provision for credit losses	1,068	278	405	294	153	2,198
	Amortization and impairment (3)	171	22	97	8	477	775
	Other non-interest expenses	3,061	1,617	762	1,463	793	7,696
	Income (loss) before income taxes	1,625	1,176	260	1,354	(943)	3,472
	Income taxes (1)	430	314	20	356	(424)	696
	Net income (loss)	$1,195	$862	$240	$998	$(519)	$2,776
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$1	$1
	Equity shareholders	1,195	862	240	998	(520)	2,775
	Average assets (4)	$251,915	$66,115	$48,097	$227,105	$127,674	$720,906
(1)
Capital Markets net interest income and income taxes includes a TEB adjustment of $156 million, for the nine months ended July 31, 2021 (July 31, 2020: $146 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)
Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets. The nine months ended July 31, 2020 includes goodwill impairment.

(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.